Long-Term Debt - U.S. Small Business Administration Loans (Details) - USD ($) $ in Thousands	Dec. 15, 2022	Jun. 15, 2020	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt
Accrued interest			$ 0	$ 50	$ 36
Economic Injury Disaster Loan
Long-Term Debt
Loan proceeds		$ 200
Interest rate (as percent)		3.75%
Installment payments	$ 100
Accrued interest				$ 100	$ 100